SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
              [X]

     Pre-Effective Amendment No.      1

              [X]
     Post-Effective Amendment No.
              [ ]

                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
              [X]

     Amendment No.      1

              [X]

ORCHARD SERIES FUND
(Exact Name of Registrant as Specified in Charter)

             8515 E. Orchard Road, Englewood, Colorado
   80111
             (Address of Principal Executive Offices)
 (Zip Code)

      Registrant's Telephone Number, including Area Code: (303)
689-3000

W.T. McCallum
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Englewood, Colorado 80111
(Name and Address of Agent for Service)

Copies of Communications to:
James F. Jorden, Esquire
Jorden Burt Berenson & Johnson LLP
1025 Thomas Jefferson St. N. W., Suite 400 East
Washington, D. C. 20007-0805

      Approximate Date of Proposed Public Offering: Upon this
Registration
Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b) of Rule
485
      [ ] on                     pursuant to paragraph (b) of Rule
485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule
485
      [ ] on                     pursuant to paragraph (a)(1) of
Rule 485
      [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule
485
      [ ] on                     pursuant to paragraph (a)(2) of
Rule 485.

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 of the Investment Company
Act of 1940,
Registrant hereby elects to register an indefinite number of shares.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall hereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.
ORCHARD SERIES FUND

REGISTRATION STATEMENT ON FORM N-1A
CROSS-REFERENCE SHEET

PROSPECTUS
(PART A)

Item     Caption

1        Cover Page
2        Summary of Expenses
3        Important Information about Your Investment - How the
         Funds
         Report Performance
4 Investment Objectives and Policies; Common Investment Policies, Practices and Risk Factors
5        Management of the Funds; Back Cover
6 Management of the Funds; Important Information about Your Investment - Dividends, Other Distributions and Taxes
7 Investing in the Funds - How to Buy Shares; Investing in the Funds - How to Exchange Shares; Investing in the Funds
         - Other Information; Important Information about Your Investment - How the Funds Value Their Shares
8 Investing in the Funds - How to Buy Shares; Investing in the Funds - Other Information; Important Information about Your Investment - How the Funds Value Their Shares
9        Not Applicable

STATEMENT OF ADDITIONAL INFORMATION
(PART B)

Item     Caption

10       Cover Page
11       Table of Contents
12       Not Applicable
13 Investment Objectives; Investment Policies and Practices; Investment Limitations
14       Management of the Funds
15       Management of the Funds
16       Management of the Funds
17       Portfolio Transactions
18       Other Information
19 Valuation of Portfolio Securities; Additional Purchase and Redemption Information
20       Dividends, Distributions and Taxes
21       Not Applicable
22       Investment Performance
23       Financial Statements

OTHER INFORMATION
(PART C)

Item     Caption

24       Financial Statements and Exhibits
25       Persons Controlled by or under Common Control
26       Number of Holders of Securities
27       Indemnification
28       Business and Other Connections of Investment adviser
29       Principal Underwriter
30       Location of Accounts and Records
31       Management Services
32       Undertakings
INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR
         AMENDMENT.

         A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS
         BEEN
         FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE
ACCEPTED PRIOR
         TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE.
THIS
         PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY
SALE OF
         THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER,
SOLICITATION OR
         SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR
QUALIFICATION UNDER
         THE SECURITIES LAWS OF ANY SUCH STATE.


SUBJECT TO COMPLETION, DATED       , 1996

ORCHARD SERIES FUNDSM
8515 East Orchard Road
Englewood, Colorado 80111
(800) 338-4015


PROSPECTUS

The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the "Trust"). The Trust offers six diversified investment portfolios, commonly known as mutual funds (the "Funds"). The Funds are "no-load," meaning you pay no sales charges or distribution fees. GW Capital Management, Inc. ("Capital Management"), an indirect, wholly-owned subsidiary of The Great-West Life Assurance Company, serves as the Funds' investment adviser. The Funds and a brief description of their investment objectives are listed below.

Orchard Money Market Fund. This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term debt securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.

Orchard Preferred Stock Fund. This Fund seeks a high level of dividend income qualifying for the corporate dividends received deduction under applicable federal tax law by investing primarily in cumulative preferred stocks issued by domestic corporations.

The Orchard Stock Index Funds.  Each of the following Funds (the
"Index Funds") seeks long-term growth of capital and a modest level of income by investing in the common stocks that comprise a specified benchmark index.

Fund                                      Benchmark

Orchard Index 600 Fund                    S&P Small Cap 600 Stock
Index

Orchard Index 500 Fund                    S&P 500 Composite Stock
                                          Price Index
Fund                                      Benchmark

Orchard Index Pacific Fund                Financial Times/S&P-
                                          Actuaries Large-Cap
                                          Pacific Index

Orchard Index European Fund               Financial Times/S&P-
                                          Actuaries Large-Cap
                                          European Index

This prospectus gives you information about the Funds that you should know before investing. You should read this prospectus carefully and retain it for future reference. A Statement of Additional Information dated as of the date of this Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It provides additional information about the Funds and is available free of charge upon request. To obtain a copy call (303) 689-3000 or write: Orchard Series Fund, 8515 East Orchard Road, Englewood, Colorado 80111.

Shares of the Funds are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the federal reserve board, or any other agency, and are subject to investment risk, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is             , 1996.

                                  TABLE OF CONTENTS


             Page

             ----
SUMMARY OF EXPENSES . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . .
 . . . . . . . . .
     MONEY MARKET FUND. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
     PREFERRED STOCK FUND . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
      INDEX 600 FUND
      INDEX 500 FUND
      INDEX PACIFIC FUND
     INDEX EUROPEAN FUND. . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
COMMON INVESTMENT POLICES, PRACTICES AND RISK FACTORS . . . . . .
 . . . . . . . . .
MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
IMPORTANT INFORMATION ABOUT YOUR INVESTMENT
     HOW THE FUNDS VALUE THEIR SHARES . . . . . . . . . . . . . .
 . . . . . . . . .
     DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES . . . . . . . . . .
 . . . . . . . . .
     HOW THE FUNDS REPORT PERFORMANCE . . . . . . . . . . . . . .
 . . . . . . . . .
INVESTING IN THE FUNDS
     HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
     HOW TO EXCHANGE SHARES . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
     HOW TO SELL SHARES . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .
     OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

                                 SUMMARY OF EXPENSES

                          SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases . . . . . . . . . . . . . . . . .
 . . . . . . . NONE
Sales Load Imposed on Reinvested Dividends. . . . . . . . . . . .
 . . . . . . . NONE
Deferred Sales Load . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . NONE
Redemption Fees . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . NONE
Exchange Fees . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . NONE


                           ANNUAL FUND OPERATING EXPENSES
                       (as a percentage of average net assets)




                             Money    Preferred   Index   Index
Index      Index
                            Market      Stock      600     500
Pacific   European
                             Fund       Fund      Fund    Fund
Fund       Fund

Management Fees              0.20%      0.90%     0.60%   0.60%
1.00%      1.00%

12b-1 Fees                   NONE       NONE      NONE    NONE
NONE       NONE

Other Expenses               0.26%      0.00%     0.00%   0.00%
0.20%      0.20%
(after reimbursement)

Total Fund
Operating Expenses           0.46%      0.90%     0.60%   0.60%
1.20%      1.20%
(after reimbursement)

   "Other Expenses" are based on estimated amounts for the Funds' fiscal year.

   Subject to revision, Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and 0.46%, respectively, of average net assets. If this agreement were not in effect, it is estimated that total operating expenses would have been 1.50%, 1.50%, and 0.52% for the Index Pacific Fund, the Index European Fund, and the Money Market Fund, respectively. Interest, taxes, brokerage commissions, and extraordinary expenses are not expenses eligible for reimbursement.

Example

To illustrate the various expenses that you will bear by investing in shares of a Fund, assume that each Fund's annual return is 5% and that its operating expenses are exactly as just described. Then, for every $1,000 you invested, the following shows how much you would have to pay in total expenses if you redeemed your investment after the number of years indicated.


Fund                                             1 Year
 3 Years
--------------------                             ------
 -------

Money Market Fund                                 $  5
  $ 16
Preferred Stock Fund                              $  9
  $ 31
Index 600 Fund                                    $  6
  $ 21
Index 500 Fund                                    $  6
  $ 21
Index Pacific Fund                                $ 13
  $ 41
Index European Fund                               $ 13
  $ 41


This example illustrates the effect of expenses and should not be considered a representation of actual or expected expenses or returns. Actual expenses and returns may vary.

INVESTMENT OBJECTIVES AND POLICIES

Each of the Funds is a diversified investment portfolio of the Trust, an open-end investment management company organized as a Delaware business trust on July 23, 1996. The Funds are commonly known as mutual funds. By investing in a mutual fund, you and other shareholders pool money together to be invested toward a specified investment objective.

Each Fund has its own investment objective and policies. In addition, each Fund is subject to certain fundamental investment restrictions that cannot be changed without shareholder approval. These are set forth in the Statement of Additional Information. All investment policies not designated in the Statement of Additional Information as being fundamental may be changed without shareholder approval.

The following is a description of the Funds' investment objectives and policies. There is no assurance that the Funds will meet their investment objectives. Additional investment policies, as well as various investment practices and techniques in which the Funds may engage, are described under "COMMON INVESTMENT POLICIES, PRACTICES AND RISKS FACTORS."

MONEY MARKET FUND

This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term debt securities.

   The Fund may invest in a variety of high-quality, short-term debt securities, including but not limited to: (1) securities issued or guaranteed as to principal and interest by the United States or its agencies or instrumentalities ("U.S. government securities"); (2) certificates of deposit, time deposits and bankers' acceptances;
(3) commercial paper and other short-term corporate debt instruments; (4) repurchase agreements; and (5) from time to time, floating rate notes and Eurodollar certificates of deposit.

   The Fund generally invests in securities that when acquired are
(i)
rated in the highest rating category for short-term debt obligations by at least one nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. and Standard & Poor's Corporation; or (ii) deemed by Capital Management under the direction of the Funds' Board of Trustees (the "Board of Trustees") to be of comparable quality to such rated securities. The Fund only enters into repurchase agreements that are entirely collateralized by U.S. government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category for short-term debt obligations by at least one NRSRO.

All securities purchased by the Fund are denominated in U.S.
dollars. The Fund invests in securities with remaining maturities not exceeding 13 months, and maintains a dollar weighted average portfolio maturity of 90 days or less.

PREFERRED STOCK FUND

   This Fund seeks a high level of dividend income qualifying for the corporate dividends received deduction under applicable federal tax law by investing primarily in cumulative preferred stocks issued by domestic corporations. Under normal circumstances, at least 65% of the Fund's total assets will be invested in preferred stocks.

The Fund invests in preferred stocks that when acquired are rated by one or more NRSROs in one of the four highest rating categories for such securities. Securities having such a rating are commonly known as "investment grade securities." The Fund is not required to sell securities whose ratings are later downgraded below investment grade.

The Fund may also invest in unrated and non-cumulative preferred stocks. Before investing in any unrated preferred stocks a thorough risk analysis will be performed. This analysis must reveal that the securities would be of investment grade quality prior to purchase by the Fund. Any unrated or non-cumulative preferred stock purchases by the Fund will be made only after the portfolio manager has determined that these investments represent superior expected return potential versus comparable rated, cumulative preferred issues.

   The Fund will purchase money market securities as a cash reserve and may invest in such securities for investment purposes as warranted by market conditions. In addition, the Fund may invest in convertible preferred stocks. The Fund will convert its shares of preferred stock into common stock if the conversion becomes attractive, or if forced to convert by the issuing company. This may result in the realization of capital gains, in addition to gains and losses realized as a result of the Fund's normal trading activities.

Most cumulative, non-participating, non-convertible preferred stocks are issued with a fixed dividend rate, with no fixed maturity date. These features produce an equity security with fixed rate bond-like characteristics. The price of this type of preferred stock, like the price of fixed rate bonds, tends to fluctuate inversely with the general level of interest rates. Convertible preferred stocks may have the support of the market value of the underlying common stock into which the preferred is convertible. A stable or rising market value for the underlying common stock can mitigate the effect of adverse interest rate movements on the market price of a convertible preferred stock. However, because of the conversion feature, a convertible preferred stock is typically issued with a lower dividend rate per share than a non-convertible preferred stock. A lower dividend rate per share may result in a convertible preferred stock having greater price volatility in response to a change in market interest rates than a non-convertible preferred stock. The lower yield could result in a more dramatic price reaction to a change in market yields. This could be expected to occur in the case where the price of the underlying common stock languishes, so the potential for future conversion is low.

Under section 243 of the Internal Revenue Code, corporations (but not individuals) generally are allowed a federal income tax deduction of 70% of the amount of the dividends they receive from other corporations. In order for a corporation to qualify for this deduction, it generally is necessary for the corporation to hold the underlying stock for at least 45 days. The applicable holding period is 90 days in the case of certain preferred stock. Each corporate shareholder in the Fund generally will be eligible for a dividends received deduction for such shareholder's pro rata share of dividends received by the Fund which qualify for the dividends received deduction and which are designated by the Fund as qualifying dividends.

INDEX 600 FUND
INDEX 500 FUND
INDEX PACIFIC FUND
INDEX EUROPEAN FUND

Each Index Fund seeks investment results that track the total return of the common stocks that comprise its benchmark index by investing in such stocks in approximately the same proportions as the stocks are represented in the index.

   The Index Funds normally invest at least 80% of their assets in the stocks comprising their respective benchmarks. However, initially and until such time as an Index Fund's total assets exceed $25 million, or if total assets drop below $25 million, the percentage of an Index Fund's assets invested in such securities may be as low as 65%. Although they focus on common stocks, the Index Funds may also invest in other equity securities and in other types of instruments. The Index Funds purchase short-term debt securities for cash management purposes and use various techniques, such as futures contracts, to adjust their exposure to their benchmarks.

As a mutual fund, each Index Fund seeks to spread investment risk by diversifying its holdings among many companies and industries. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Capital Management may use various investment techniques to hedge the Index Funds' risks, but there is no guarantee that these strategies will work as intended.

Although the Index Funds normally invest their assets according to their investment strategy, they reserve the right to invest without limitation in preferred stocks and investment grade debt instruments for temporary, defensive purposes.

Index Investing

The Index Funds buy and sell stocks to duplicate the compositions of their benchmark indexes. Their composition may not always be identical to that of their benchmarks. If extraordinary circumstances warrant, an Index Fund may exclude a stock held in the corresponding index and include a similar stock in its place if doing so will help the Fund achieve its objective.

Statistical techniques are generally used to determine which stocks to buy and sell, rather than traditional economic, financial and market analysis. This "passive" or "indexing" investment technique tends to result in a lower portfolio turnover rate than that experienced by many other mutual funds. Lower portfolio turnover reduces brokerage commissions and other transaction costs that would otherwise be borne by shareholders. It also acts to reduce shareholders' current tax liability for capital gains by reducing the level of realized capital gains.

While the Index Funds seek to maximize the correlation between their performance and that of their benchmarks, certain factors not associated with the benchmarks but which affect the Index Funds will account for differences in performance. Such factors include the amount of the Index Fund's total assets, management fees and expenses, brokerage commissions and other transaction costs, and changes in the composition of the benchmark. Accordingly, there is no assurance as to the actual degree of correlation that will be achieved by the Index Funds.

   Each Index Fund seeks to achieve a 95% or better long-term correlation between its total return and that of its benchmark index. Capital Management monitors the correlation between the performance of the Index Funds and their benchmarks on a regular basis. In the unlikely event that an Index Fund cannot achieve a long-term correlation of 95% or better, the Board of Trustees will consider alternative arrangements. There is no assurance as to how closely an Index Fund's performance will correspond to the performance of its respective benchmark index. Moreover, the benchmark index may not perform favorably in which case the respective Index Fund's performance would similarly be unfavorable.

   Each Index Fund may use futures contracts on market indexes ("index futures contracts") and options on such index futures contracts for hedging purposes or as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver, and the purchaser to take, an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day and the price at which the agreement is made.

   Risks associated with the use of futures contracts are: (i) imperfect correlation between the change in value of securities included on the index and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures position when desired. The risk that an Index Fund will be unable to close out a futures position will be minimized to the extent that such transactions are entered into on a national exchange with an active and liquid secondary market. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to a Fund.

About the Benchmark Indexes

Fund                                      Benchmark

Index 600 Fund                            S&P Small Cap 600 Stock
Index

Index 500 Fund                            S&P 500 Composite Stock
Price Index

Index Pacific Fund                        Financial
Times/S&P-Actuaries
                                          Large-Cap Pacific Index

Index European Fund                       Financial
Times/S&P-Actuaries
                                          Large-Cap European Index

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market. The stocks of small companies often involve more risk than those of larger companies.

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

Both the S&P 600 and the S&P 500 are sponsored by the Standard and Poor's Corporation, which is responsible for determining which stocks are represented on the indexes. Total returns for the S&P 600 and the S&P 500 assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

The Financial Times/S&P-Actuaries Large-Cap Pacific Index (the "Pacific Index") and the Financial Times/S&P-Actuaries Large-Cap European Index (the "European Index") are unmanaged, market-value weighted indexes of equity securities traded on the stock exchanges of the countries represented in the respective indexes. They are designed to represent the performance of stocks in the large-cap sector of the markets from the countries included in the European and Pacific Rim regions of the world.

The Pacific Index and European Index are sponsored by the Financial Times-Stock Exchange International; Standard and Poor's
Corporation; Goldman, Sachs and Company; and Nat West Securities,
Ltd. Each of these entities has voting rights on a committee that is responsible for determining the composition of the stocks comprising the indexes.

   None of the Funds is endorsed, sold or promoted by any of the sponsors of the Benchmark Indexes (the "Sponsors"), and no Sponsor is an affiliate or a sponsor of the Trust, the Funds, or Capital Management. The Sponsors are not responsible for and do not participate in the operation or management of any Fund, nor do they guarantee the accuracy or completeness of their respective Benchmark Indexes or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

   "Financial Times/S&P Actuaries Large-Cap Pacific Index" and "Financial Times/S&P Actuaries Large-Cap European Index" are trademarks of The Financial Times Limited and Standard & Poor's Corporation. "S&P SmallCap 600 Stock Index," "S&P 600," "S&P 500 Composite Stock Price Index," and "S&P 500," are trademarks of McGraw-Hill, Inc. These trademarks have been licensed for use by the Trust.

                COMMON INVESTMENT POLICES, PRACTICES AND RISK
FACTORS

The following pages contain more detailed information about certain types of instruments in which the Funds may invest, strategies Capital Management may employ in pursuit of the Funds' investment objectives, and a summary of related risks. Any investment limitation listed supplement those discussed earlier. A complete listing of the Funds' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information. Securities that met applicable investment policies and limitations when acquired need not be sold in the event of a later change in circumstances.

Capital Management may not buy all of these securities or use all
of    these techniques unless it believes that they are consistent with the Funds' investment objectives and policies and that doing so will help the Funds achieve their objectives.

Money Market Instruments and Temporary Investment Strategies

In addition to the Money Market Fund, the other Funds each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by Capital management, or may invest any or all of their assets in money market instruments as deemed necessary by Capital Management for temporary defensive purposes.

The types of money market instruments in which the Funds may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks, non-U.S. branches of such bank (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Repurchase Agreements

Each Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Equity Securities

Each Fund, except the Money Market Fund, invests directly or indirectly in equity securities, such as common stocks, preferred stocks, convertible stocks, and warrants. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities of smaller companies are especially sensitive to these factors.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities, except the Money Market Fund which may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Fund's net asset value. Under the supervision of the Board of Trustees, Capital Management determines the liquidity of portfolio securities and, through reports from Capital Management, the Board of Trustees monitors investments in illiquid securities. Certain types of securities are generally considered to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Trustees.

A Fund may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Adjusting Investment Exposure

   Each Fund, other than the Money Market Fund, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, including futures on market indexes and options on such futures on market indexes, and entering into currency exchange contracts.

   Capital Management can use these practices to adjust the risk and return characteristics of a Fund's portfolio of investments. If Capital Management judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase a Fund's volatility and may involve a small investment relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. A Fund will not enter into futures contracts or options if the aggregate initial margin and premium required to do so will exceed 5% of the Fund's total assets.

Foreign Investments

Each Fund, except the Money Market Fund, may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Furthermore, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those imposed in the United States. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Investments in these "emerging market securities" include additional risks to those generally associated with foreign investing. The extent of economic development, political stability, and market liquidity varies widely in comparison to more developed nations. The economies these countries may be subject to greater social, economic, and political uncertainties or may be based only a few industries. These factors can make emerging market securities more volatile.

The Index Pacific Fund and the Index European Fund have substantial exposure to foreign markets since these Funds invest primarily in securities of foreign issuers. The other Funds may have some exposure to foreign markets, but their exposure is minimized since these Funds invest primarily in securities of domestic issuers.

Lending

Each Fund may lend its portfolio securities to brokers or dealers and other institutions as a means of earning interest income. The Funds may lend securities only if (i) the loan is at all times fully collateralized by cash, cash equivalents, U.S. government securities or other high-quality debt securities, and (ii) the value of all loaned securities is not more than 33 1/3 percent of the Fund's total assets at the time of the loan.

Borrowing

Each Fund may borrow from banks for temporary and emergency purposes, but not in an amount exceeding 33 1/3 percent of its total assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. A Fund will repay all borrowings in excess of 5 percent of its total assets before any investments are made.

Other Risk Factors

As a mutual fund, each Fund is subject to market risk. The value of a Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of a Fund's underlying portfolio securities.

No Fund should be considered to be a complete investment program by itself. You should consider your own investment objectives as well as your other investments when deciding whether to purchase shares of any Fund.


                               MANAGEMENT OF THE FUNDS

The Trust is governed by the Board of Trustees which is responsible for overall management of the Funds' business affairs. The
Trustees meet at least 4 times during the year to, among other things, oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review performance.

Investment Adviser

The Funds are managed by GW Capital Management, Inc. (Capital Management), which selects the Funds' portfolio investments and handles their business affairs. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. Paul Desmarais and his associates, a group of private holding companies, have indirect voting control over Capital Management.

Capital Management is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West").

Great-West serves as the investment adviser for: Maxim Series Fund, Inc., a registered open-end management investment company (shares of the Maxim Series Fund are sold only in connection with certain insurance contracts); Great-West Variable Annuity Account A, a separate account of GWL&A, registered as a management investment company; and certain non-registered, tax-qualified corporate pension plan separate accounts of GWL&A.

Portfolio Managers

Jim Desmond, an Assistant Vice President at Capital Management, is responsible for the day-to-day management of the Preferred Stock Fund. He is also an Assistant Vice President at Great-West where he has managed GWL&A's separate account assets since 1991. From September, 1987, to December, 1991, he was an equity portfolio manager for the Colorado Public Employees Retirement Association. Mr. Desmond has approximately fifteen years equity analysis and portfolio management experience.

Other Information

The Trust has authorized capital of an unlimited number of shares of beneficial interest in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Presently, each Fund represents a separate series of shares. The Trust may establish additional series or classes in the future.

The Trust is not required to hold an annual shareholders meetings, although special meetings may be called for a specific Fund or the Trust as a whole for purposes such as electing or removing trustees, changing fundamental investment policies, or approving a new or amended investment advisory agreement. As a shareholder, you receive one vote for each share of a Fund you own and a proportionate vote for each fractional interest you own.

Shareholder inquiries can be made by telephone at (800) 338-4015, or by mail to the Trust at 8515 East Orchard Road, Englewood, Colorado 80111.

BenefitsCorp Equities, Inc. distributes and markets the Trust's
Funds.                     (the "Transfer Agent") performs transfer
agent
servicing functions for the Funds.

                     IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

HOW THE FUNDS VALUE THEIR SHARES

The price of a Fund's shares is based on the net asset value of that Fund. Each Fund's per share net asset value is determined by dividing the value of its net assets by the number of its outstanding shares. A Fund's net asset value per share will normally be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) Monday through Friday, except on holidays on which the NYSE is closed.

Assets of the Funds other than the Money Market Fund are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

Assets of the Money Market Fund are valued on an amortized-cost basis. Under this method, securities are valued at their acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. While this method attempts to provide certainty in valuation, the value of securities based on amortized cost value may differ from that based on market value. Short-term investments of all Funds that will mature in not more than 60 days are also valued at amortized cost.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

You are entitled to your share of the earnings of each Fund in which you are a shareholder, which are passed along to shareholders as "distributions." Earnings from net investment income, such as stock dividends and interest from short-term debt instruments and other investments, are passed along as "dividend distributions." Earnings realized when a Fund sells securities for a higher price than it paid for them are passed along as "capital gains distributions." Each of the Funds distribute substantially all of its net income and capital gains to shareholders each year.

The Money Market Fund ordinarily declares dividends from net income daily and distributes dividends monthly. The Preferred Stock Fund ordinarily distributes dividends from net income quarterly. The Index 600 and Index 500 Funds ordinarily distribute dividends semi-annually, while the Index Pacific and Index European Funds ordinarily distribute such dividends annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

Distribution Option

Shareholders of a Fund can either receive distributions in cash or reinvest them in additional shares of the Fund at the net asset value in effect on the reinvestment date. Unless you elect, by writing to the Trust or Transfer Agent, to receive your distributions in cash, they will be automatically reinvested. You can change your election at any time by writing to the Trust or Transfer Agent.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, a Fund's dividend distributions are taxed as dividends and gain distributions are taxed as long-term capital gains. A portion of the dividend distributions (but not capital gains distributions) paid by a Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that such distributions are attributable to dividends paid by United States corporations and are so designated by the Fund.

Every January, the Trust will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.

Taxes on transactions. Redemptions and exchanges of shares in any Fund may be subject to federal income tax. In general, your gain or loss on any redemption, sale, or other exchange will equal the difference between the cost of the shares you redeem, sell or exchange, and the price you receive when you redeem, sell, or exchange them.

You will receive a consolidated transaction statement at least quarterly. You should keep your regular account statements, because the information they contain will be essential in calculating the amount and character of your gains and losses. However, it is the responsibility of you and your tax preparer to determine whether a given transaction will result in taxable gain or loss and the amount of tax to be paid, if any.

"Buying a dividend." If you buy shares shortly before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of exempt-interest dividends received on such shares, and (to the extent not disallowed) generally will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Effect of foreign taxes. Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign governments. These taxes generally will reduce the amount of their distributions.

There are tax requirements that all funds must follow in order to avoid federal taxation. In order to comply with these requirements, the Funds may be required to limit their investment activity in some types of instruments.

HOW THE FUNDS REPORT PERFORMANCE

From time to time, the Trust may include a Fund's yield and total return in advertisements, sales literature, and shareholder reports. In addition, the Trust may advertise the Money Market Fund's yield and effective yield. These measures of a Fund's performance are based on past results and are not intended to indicate future performance.

Yield

A Fund's "yield" refers to the income generated by an investment in the Fund over a specified 30-day period (7-day period for the Money Market Fund) expressed as an annual percentage rate. The Money Market Fund's "effective yield" is calculated similarly, but the income earned by an investment in the Fund, when annualized, is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Total Return

A Fund's "total return" refers to the average annual rate of return of an investment in the Fund. Total return is computed by calculating the percentage change in the value of an investment of $1,000 to the end of a specified period, assuming all dividends and capital gain distributions are reinvested.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Funds ends on October 31 of each year. Twice a year shareholders of each Fund will receive a report containing a summary of the Fund's performance and other information.

                               INVESTING IN THE FUNDS

HOW TO BUY SHARES

Shares of a Fund can be purchased at the next share price calculated after your order is received and accepted by the Transfer Agent. Because you pay no commissions or sales charges when you purchase shares, a Fund's share price is equivalent to the Fund's net asset value per share.

If you do not already have an account with the Trust, you can purchase shares by mailing a completed account application to the Transfer Agent. In addition, you must either (i) include with your application a check or money order made payable to the appropriate Fund in the amount that you wish to invest, or (ii) wire (that is electronically transfer) such amount to an account designated by the Transfer Agent.

Once you have an account with the Trust, you can purchase shares by mailing a check or money order made payable to the appropriate Fund to the Transfer Agent, together with instructions specifying the name and number of the account. You can also purchase shares by wiring the amount that you wish to invest to your account.

If you wish to make an initial purchase of shares by wiring your investment, you must first telephone the Transfer Agent at between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on any day that the NYSE is open for trading to receive an account number with the Trust. You will be asked to provide the following information: the name in which the account will be established, the account holder's address, tax identification number, and dividend distribution election. If requested, the Transfer Agent will provide the instructions that your bank will need to complete the transfer.

The Funds and Transfer Agent reserve the right to reject any order to purchase shares, and the Funds reserve the right to cancel any purchase order for which payment has not been received within three business days following receipt of the order. If the Transfer Agent deems it appropriate, additional documentation or verification of authority may be required and an order will not be deemed accepted unless and until such additional documentation or verification is received by the Transfer Agent.

Your bank may charge a fee for its services. Presently, the Transfer Agent does not charge a fee for its wire transfer services, but reserves the right to charge for these services.

HOW TO SELL SHARES

You can withdraw money from your account by selling (that is by "redeeming") some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted by the Transfer Agent. Because you pay no commissions or sales charges when you sell shares of the Funds, each Fund's share price is equivalent to the Fund's net asset value per share. You can arrange to sell shares of a Fund by mail or by telephone.

By Mail

You can redeem shares by sending a "letter of instruction" by regular or express mail to the Transfer Agent at
           . The
letter should include: (1) the name of the account from which shares are to be redeemed; (2) the account number; (3) the name of the Fund; (4) the dollar amount or number of shares to be redeemed;
(5) any special payment instructions; (6) the signatures of the person or persons authorized to effect redemptions of shares held by the account; and (7) any special requirements or documents requested by the Transfer Agent to assure proper authorization of such persons.

By Telephone

You can redeem shares by telephoning the Transfer Agent at

      . Redemptions made by telephone will be paid in one of two ways. If you selected the option on your account application to link your bank account to your account with the Trust, you may elect to have redemption proceeds sent by wire to the bank account specified in your application. There is no limit on the amount of proceeds that can be paid in this manner. The wire transfers will normally be initiated on the first business day after the redemption.

Otherwise, redemptions by telephone will be paid by check made payable to the account owner(s) of record and will be mailed to the
address on the account.  Up to $                     may be
redeemed in this
manner once every seven days. This service will not be available within 30 days of a change of address on an account.

HOW TO EXCHANGE SHARES

You can exchange shares of a Fund that you own for shares of another Fund. There are no sales charges or distribution fees. To complete the exchange, shares of the Fund to be exchanged will be sold, and shares of the another Fund will be purchased, at their respective share prices next calculated after the exchange request is received by the Transfer Agent. The minimum amount that may exchanged is the lesser of $500 or the remaining value of the investment in the Fund to be exchanged.

You can request an exchange in writing or by telephone. Written requests should be submitted to the Transfer Agent by mail at

             . The form must be signed by the account owner(s) and include the following information: (1) the name of the account for which shares are to be exchanged; (2) the account number; (3) the name of the Fund, the shares of which are to be exchanged; (4) the dollar amount or number of shares to be exchanged; (5) the name of the Fund(s) to be acquired in the exchange; (6) the signatures of the person or persons authorized to effect exchanges of shares held by the account; and (7) any special requirements or documents requested by the Transfer Agent to assure proper authorization of such persons.

You can request an exchange by telephoning the Transfer Agent at
                   .

The Funds reserve the right to refuse exchanges if, in the Board of Trustees' or Capital Management's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would potentially be otherwise adversely affected.

Exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund.

Although a Fund will attempt to provide prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Each Fund reserves the right to terminate or modify the exchange privilege in the future.

OTHER INFORMATION

Telephone transaction privileges for purchases, redemptions, or exchanges may be modified, suspended, or terminated by a Fund at any time. If an account has more than one owner of record, the Funds and the Transfer Agent may rely on the instructions of any one owner. Each account owner has telephone transaction privileges unless the Transfer Agent receives cancellation instructions from an account owner.

The Transfer Agent will record telephone calls and has adopted other procedures to confirm that telephone instructions are genuine. The Funds will not be liable for losses or expenses arising from unauthorized telephone transactions, provided they use reasonable procedures to avoid such losses or expenses. If you are unable to reach the Transfer Agent during periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.
INVESTMENT ADVISER
GW Capital Management, Inc.
8515 East Orchard Road
Englewood, Colorado 80111

------------------------

DISTRIBUTOR
BenefitsCorp Equities, Inc.
8515 East Orchard Road
Englewood, Colorado 80111

------------------------

TRANSFER AGENT



------------------------

CUSTODIAN
Bank of New York
One Wall Street
New York, New York 10286

------------------------

AUDITORS
Deloitte & Touche LLP
555 17th Street
Suite 3600
Denver, Colorado 80202

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT.

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

SUBJECT TO COMPLETION, DATED       , 1996

ORCHARD SERIES FUND

(the "Trust")



Orchard Money Market Fund
Orchard Preferred Stock Fund
Orchard Index 600 Fund
Orchard Index 500 Fund
Orchard Index Pacific Fund
Orchard Index European Fund
(the "Funds")








                         STATEMENT OF ADDITIONAL INFORMATION


      The date of the Trust's current Prospectus to which this Statement of Additional Information relates and the date of this Statement of Additional Information is

                                               , 1996







      This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Trust's current Prospectus. A copy of the Prospectus may be obtained by writing the Trust at 8515 East Orchard Road, Englewood, Colorado 80111, or by calling (303) 689-3000.
                                  TABLE OF CONTENTS



             Page

             ----
INVESTMENT OBJECTIVES . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

INVESTMENT POLICIES AND PRACTICES . . . . . . . . . . . . . . . .
 . . . . . . . . .

INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

VALUATION OF PORTFOLIO SECURITIES . . . . . . . . . . . . . . . .
 . . . . . . . . .

INVESTMENT PERFORMANCE. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. . . . . . . . . .
 . . . . . . . . .

DIVIDENDS, DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . .
 . . . . . . . . .

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

APPENDIX. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .

                                INVESTMENT OBJECTIVES

The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust). The Trust offers six diversified investment portfolios, commonly known as mutual funds (the Funds). The Funds are "no-load," meaning you pay no sales charges or distribution fees. GW Capital Management, Inc.("apital Management"), an indirect, wholly-owned subsidiary of The Great-West Life Assurance Company, serves as the Funds' investment adviser. The Funds and a brief description of their investment objectives are listed below.

Orchard Money Market Fund. This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term debt securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.

Orchard Preferred Stock Fund. This Fund seeks a high level of dividend income qualifying for the corporate dividends received deduction under applicable federal tax law by investing primarily in cumulative preferred stocks issued by domestic corporations.

The Orchard Stock Index Funds.  Each of the following Funds (the
"Index Funds") seeks long-term growth of capital and a modest level of income by investing in the common stocks that comprise a specified benchmark index.

Fund                                      Benchmark

Orchard Index 600 Fund                    S&P Small-Cap 600 Stock
Index

Orchard Index 500 Fund                    S&P 500 Composite Stock
Price Index

Orchard Index Pacific Fund                Financial
Times/S&P-Actuaries
                                          Large-Cap Pacific Index

Orchard Index European Fund               Financial
Times/S&P-Actuaries
                                          Large-Cap European Index

                          INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Funds' investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. A listing of the Funds' fundamental investment limitations is contained in this Statement of Additional Information under "INVESTMENT LIMITATIONS." These limitations are fundamental policies of each Fund, which means that they may not be changed without shareholder approval. Securities that met applicable investment policies and limitations when acquired need not be sold in the event of a later change in circumstances.

The following pages contain more detailed information about types of securities in which the Funds may invest, investment practices and techniques that Capital Management may employ in pursuit of the Funds' investment objectives, and a discussion of related risks. Capital Management may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Funds' investment objectives and policies and that doing so will help the Funds achieve their objectives. Unless otherwise provided, each Fund may invest in all these securities or use all of these techniques.


Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Funds generally will not invest in acceptances with maturities exceeding 7 days where to do so would tend to create liquidity problems.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

Foreign Currency Transactions. The Funds, other than the Money Market Fund, may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.
The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Funds may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Capital Management.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Each Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Fund held investments denominated in Deutschemarks, the Fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on Capital Management's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Capital Management anticipates. For example, if a currency's value rose at a time when Capital Management had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Capital Management hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Capital Management increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Capital Management's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.

Foreign Securities. Each Fund, except the Money Market Fund, may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgements against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Fund will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificate are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities.

These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures.  See "Futures and Options" below.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, except the Money Market Fund which may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Fund's net asset value. Under the supervision of the Board of Trustees, Capital Management determines the liquidity of portfolio securities and, through reports from Capital Management, the Board of Trustees monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Trustees.

   A Fund may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.



Lending of Portfolio Securities. Each Fund from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions and receive as collateral cash, U.S. Treasury securities or other high-qualify, short-term securities which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans will not have terms longer than 30 days and will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. Delays or losses could result if the borrower becomes bankrupt or defaults on its obligation to return the loaned securities.

Money Market Instruments and Temporary Investment Strategies. In addition to the Money Market Fund, the other Funds each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by Capital management, or may invest any or all of their assets in money market instruments as deemed necessary by Capital Management for temporary defensive purposes.

The types of money market instruments in which the Funds may invest include, but are not limited to: (1) acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks, non-U.S. branches of such bank (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Options.  See "Futures and Options" below.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the purchaser, reflecting an agreed upon market rate of interest for the period from the time of purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A purchaser will only enter into repurchase agreements with underlying securities consisting of securities of the U.S. government and its agencies and instrumentalities, certificates of deposit, commercial paper, bankers' acceptances, and other high-quality, short-term debt securities and will be entered only with counterparties approved pursuant to creditworthiness standards established by the Funds' board of trustees (the "Board of Trustees"). While investment in repurchase agreements may be made for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the Securities and Exchange Commission has taken the position that repurchase agreements of greater than 7 days are illiquid securities; accordingly, such repurchase agreements are subject to a Fund's policy regarding illiquid securities.

Although repurchase transactions usually do not impose market risks on the purchaser, the purchaser would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, the purchaser may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, the purchaser could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by the purchaser upon liquidation of the securities may be limited.

   Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose credit-worthiness has been found satisfactory by Capital Management. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. The Funds currently do not intend to invest in reverse repurchase agreements within the coming year.

Stripped Treasury Securities. Each Fund may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

   Short Sales "Against the Box." If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still other are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Funds to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Fund may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

   When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if Capital Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.

Futures and Options

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, in completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain or security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it.

When writing an option on a futures contract, the Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at is current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, because a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual Funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well.
Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.

Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

   Limitations on Futures and Options Transactions. The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Funds can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that a Fund may invest in futures contracts and options, a Fund may only enter into futures contract and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund. This limitation on a Fund's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to assets held to cover its options or futures positions could also be impaired.

                               INVESTMENT LIMITATIONS

Below is a description of certain limitations that constitute the Funds' fundamental policies, which means that they may not be changed with respect to any Fund without approval by vote of a majority of the outstanding voting shares of such Fund. For this purpose, "majority" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding share are represented or (ii) more than 50% of the outstanding shares.

Each Fund will not:

(1) Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; provided that with respect to the Money Market Fund there shall be no limitation on the purchase of U.S. government securities or of certificates of deposit and bankers' acceptances; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction.

(2) Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that a Fund may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Funds, except the
Money
      Market Fund, may invest in futures contracts on financial indexes, foreign currency transactions and options on permissible futures contracts.

(3) (a) purchase any securities on margin, (b) make short sales of securities, or (c) maintain a short position, except that a Fund (i) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (ii) other than the Money Market Fund, may make margin payments in connection with transactions in futures contracts and currency futures contracts and enter into permissible options transactions, and (iii) may make short sales against the box.

(4) Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan) and through repurchase agreements.

(5) Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" in this Statement of Additional Information.

(6) Borrow except that a Fund may borrow for temporary or emergency purposes. The Fund will not borrow unless immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings of the Fund. If such asset coverage falls below 300 percent, the Fund will within three days thereafter reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300 percent. Reverse repurchase agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements ("covered investments") do not constitute borrowings for purposes of the 300% asset coverage requirement. The Fund will repay all borrowings in excess of 5% of its total assets before any additional investments are made. Covered investments will not be considered borrowings for purposes of applying the limitation on making additional investments when borrowings exceed 5% of total assets.

(7) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the
      Fund except as may be necessary in connection with borrowings mentioned in limitation (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof. A Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Fund's shares. This limitation shall not apply to segregated accounts.

(8) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(9) Issue senior securities. The issuance of more than one series or classes of shares of beneficial interest, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with a Fund's investment objectives and policies, and reverse repurchase agreements are not deemed to be issuances of senior securities.

Diversified Portfolio of Securities

Each Fund will operate as a diversified investment portfolio of the Trust, meaning that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Fund's total assets nor more than 10% of the outstanding voting securities of such issuer.

                               MANAGEMENT OF THE FUND

Investment Adviser

GW Capital Management, Inc. (Capital Management), a Colorado corporation, located at 8515 East Orchard Road, Englewood, Colorado 80111, serves as investment adviser to the Trust pursuant to an Investment Advisory Agreement dated _______________, 1996. Capital Management is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, which is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West"), a Canadian stock life insurance company. Great-West is a 99.4% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% owned subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, and his associates, a group of private holding companies, have voting control of Power Corporation of Canada.

Trustees and Officers

   The trustees and executive officers of the Trust, their ages, position(s) with the Trust, and principal occupations during the past 5 years (or as otherwise indicated) are set forth below. The business address of each trustee and officer is 8515 East Orchard Road, Englewood, Colorado 80111 (unless otherwise indicated). Those trustees and officers who are "interested persons" (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Trust or Capital Management are indicated by an asterisk (*).

   Rex Jennings (72), Trustee; President Emeritus, Denver Metro
Chamber of Commerce.

   Richard P. Koeppe (65), Trustee; Retired Superintendent, Denver
Public Schools.

   *Dennis Low (53), Trustee; Executive Vice President, Financial
Services, of Great-West.

   *James D. Motz (47), Trustee and President; Senior Vice
President,
Employee Benefits, of Great-West.

   Sanford Zisman (57), Trustee; Attorney, Zisman & Ingraham,
P.C.

   Glen R. Derback (45), Treasurer; Vice President, Financial
Control,
of Great-West.

   Ruth B. Lurie (56), Secretary, is Vice President and Counsel of
Great-West.

   Mark J. Pavlik (36), Controller, is Manager, Financial Control, of
Great-West.

   *Beverly A. Byrne (41), Assistant Secretary, is Assistant
Counsel
of  Great-West (since 1993), and has been an attorney with Great-
West since 1988.


Compensation

   The Trust pays no salaries or compensation to any of its officers or Trustees affiliated with the Capital Management or its affiliates. The chart below sets forth the annual fees paid or expected to be paid to the non-interested Trustees and certain other information.

                                   R.P. Koeppe         R. Jennings

           S. Zisman

Compensation
Received from the
Trust*                                 $8,000             $8,000
           $8,000

Pension or
Retirement
Benefits Accrued as
Fund Expense*                          $0                 $0
           $0

Total Compensation
Received from the
Trust and All
Affiliated Funds                       $16,000            $16,000
           $16,000



*     Estimated for current fiscal year

**    As of                 , 1996 there were twenty-nine funds for
      which the Trustees serve as Trustees or Directors of which six are Funds of the Trust. The total compensation paid is comprised of the amount estimated to be paid during the Trust's current fiscal year by the Trust and all affiliated investment companies.

As of                     , 1996, no person owns of record or
beneficially 5% or more of the shares outstanding of the Trust or any Fund except Capital Management and its affiliates which owned 100% of the Funds' outstanding shares as of the date of this Statement of Additional Information. As of the date of this Statement of Additional Information, the trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding share of each Fund.


Investment Advisory Agreement

The Investment Advisory Agreement became effective on _______________, 1996. As approved, the Agreement will remain in effect until _________________, 1998, and will continue in effect from year to year if approved annually by the Board of Trustees including the vote of a majority of the trustees who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of each Fund. Any amendment to the Agreement becomes effective with respect to a Fund upon approval by vote of a majority of the voting securities of the Fund. The agreement is not assignable and may be terminated without penalty with respect to any Fund either by the Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund or by Capital Management, each on 60 days notice to the other party.

The Investment Advisory Agreement provides that Capital Management, subject to the direction of the Board of Trustees, is responsible for selecting the Funds' investments and for managing their business affairs. Capital Management provides the Funds' portfolio managers who consider analyses from various sources, make the necessary investment decisions, and effect transactions accordingly. Capital Management also performs certain administrative and management services for the Fund and provides all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement.

The Investment Advisory Agreement provides that Capital Management shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Managements Fees

Each Fund pays a management fee to Capital Management for managing its investments and business affairs. Capital Management is paid monthly at an annual rate of a Fund's average net assets according to the following schedule.

                                                   MANAGEMENT FEE
                                       (as a percentage of average
net assets)

-------------------

Money Market Fund                                        0.20%
Preferred Stock Fund                                     0.90%
Index 600 Fund                                           0.60%
Index 500 Fund                                           0.60%
Index Pacific Fund                                       1.00%
Index European Fund                                      1.00%

Expenses of the Funds

In addition to the management fees paid to Capital Management, the Trust pays certain other costs including, but not limited to, (a) brokerage commissions; (b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on the Funds; (c) interest charges on borrowing; (d) fees and expenses of registering the shares of the Funds under the applicable federal securities laws and of qualifying shares of the Fund under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications; (e) expenses of printing and distributing the Funds' prospectus and other reports to shareholders; (f) costs of proxy solicitations;
(g) transfer agent fees; (h) charges and expenses of the Trust's custodian; (i) compensation and expenses of the "independent" trustees; and (j) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligations of the Trust to indemnify its trustees and officers with respect thereto.

Subject to revision, Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, exceed 1.20%, 1.20%, and 0.46%, respectively, of average net assets.

                               PORTFOLIO TRANSACTIONS

Subject to the direction of the Board of Trustees, Capital Management is primarily responsible for placement of Funds' portfolio transactions. Capital Management has no obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While Capital Management generally will seek reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated transactions in the United States. Prices for over-the-counter transactions usually include an undisclosed commission or "mark-up" that is retained by the broker or dealer effecting the trade. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission which is paid by the issuer to the underwriter or dealer. Transactions in U.S. government securities occur usually through issuers and underwriters of and major dealers in such securities, acting as principals. These transactions are normally made on a net basis and do not involve payment of brokerage commissions.

In placing portfolio transactions, Capital Management may give consideration to brokers or dealers which provide supplemental investment research, in addition to such research obtained for a flat fee, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by Capital Management. The expenses of Capital Management will not necessarily be reduced as a result of the receipt of such supplemental information. Capital Management may use any supplemental investment research obtained for the benefit of the Funds in providing investment advice to its other investment advisory accounts, and may use such information in managing its own accounts. Conversely, such supplemental information obtained by the placement of business for Capital Management will be considered by and may be useful to Capital Management in carrying out its obligations to the Trust.

If in the best interests of both one or more Funds and other client accounts of Capital Management, Capital Management may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, Capital Management will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, Capital Management may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Funds and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Funds, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.

Portfolio Turnover

The turnover rate for each Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Fund during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Funds. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Fund may be disposed of when appropriate in Capital Management's judgement.

   With respect to any Fund, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Fund.

   Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, each fee the portfolio turnover rates of the Preferred Stock Fund, Index 600 Fund, Index 500 Fund, Index Pacific Fund and Index European Fund are not expected to exceed 100% in the coming year.

                          VALUATION OF PORTFOLIO SECURITIES

The net asset value of each Fund is determined in the manner described in the Prospectus. Securities held by each Fund other than the Money Market Fund will be valued as follows: portfolio securities which are traded on stock exchanges are valued at the last sale price on the principal exchange as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the bid and asked prices. Securities traded in the over-the-counter market and included in the National Market System are valued at the mean between the bid and asked prices which may be based on the valuations furnished by a pricing service or from independent securities dealers. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under procedures or guidelines established by the Board of Trustees, including valuations furnished by pricing services retained by Capital Management.

The net asset value per share of the Money Market Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued daily as income over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the Fund's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized costs may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all Funds, securities with remaining maturities of not more than 60 days are valued at amortized cost, which approximates market value.

The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share. The Board of Trustees periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Trustees will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or if not available, at fair market value as determined in good faith by the Board of Trustees, and in kind redemption of portfolio securities (considered highly unlikely by management of the Trust).

                               INVESTMENT PERFORMANCE

The Funds may quote measure of investment performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicated future returns.

Money Market Fund

In accordance with regulations prescribed by the SEC, the Trust is required to compute the Money Market Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

The SEC also permits the Trust to disclose the effective yield of the Money Market Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and quality of portfolio securities held by the Fund, and its operating expenses.

Other Funds

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

      P(I+T) n = ERV

Where:       P     =      a hypothetical initial payment of $1,000

             T     =      average annual total return

             n     =      number of years

             ERV   =      ending redeemable value of the
hypothetical $
                          1,000 initial payment made at the
beginning of
                          the designated period (or fractional
portion
                          thereof)

The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Fund, or of a hypothetical investment in a Fund, over any period up to the lifetime of the Fund. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution.
A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of a Fund is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

      2[( a - b + 1 )6 - 1 ]
          (cd)

Where:       a =   net investment income earned during the period

             b =   net expenses accrued for the period

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends

             d =   the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Performance Comparisons

Performance information contained in reports to shareholders, advertisement, and other promotional materials may be compared to that of various unmanaged indexes. These indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating expenses.

Advertisements quoting performance rankings of a Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morning Star, Inc., and advertisements presenting a Fund's the historical performance, may form time to time be sent to investors or placed in newspapers and magazines such as The New York Times, The Wall Street Journal, Barons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or any other media on behalf of the Funds.

                   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Fund is open for business and its net asset value per share is calculated each day that the New York Stock Exchange ("NYSE") is open for trading. The Funds anticipates that the NYSE will be closed for trading on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Though it is expected that the same holiday schedule will be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the Funds will not process wire purchase and redemptions on days when the Federal Reserve Wire System is closed, and may be unable to do so during periods of severe weather or other emergency conditions.

Payment to shareholders for shares redeemed, that is sold back to a Fund, will be made within seven days after receipt by the Transfer Agent of a request for redemption in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment for more than seven days (a) for any period (i) during which the New York Stock Exchange ("NYSE") is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (b) for any period during which an emergency exists as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders.

If a Fund is requested to redeem shares for which it has not yet received good payment, the Fund may delay the payment of redemption proceeds until such time as it has received good funds for the purchase of the shares being redeemed.

The value of shares redeemed may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                         DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of any Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company

The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, each of the Funds will seek to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund will not be subject federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Each Fund will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Fund made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the Fund's investment in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by a Fund as part of a "straddle," or (iii) the asset is stock and a Fund grants certain call options with respect thereto. However, for purposes of the Short-Short Gain Text, the holding period of the asset disposed of may be reduced only in the case of clause (i), above.

Certain debt securities purchased by a Fund (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for Federal income tax purposes. Whether or not a Fund actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Fund each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Fund may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Fund purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than six months from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Fund elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or after July 18, 1984 (unless a Fund makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than six months from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Fund held the security. A Fund may be required to capitalize, rather than deduct currently, part of all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless such Fund makes the election to include market discount in income currently).

At the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets must consist of cash or cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of the Fund. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that the Fund will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital for any taxable year, to treat any capital loss incurred after October 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company may: (I) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year; and (ii) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will generally not qualify for the 70% dividends-received deduction for corporations.

A Fund may either retain or distribute to shareholders the Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his or her shares. Conversely, if a Fund elects to retain net capital gain, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the then current applicable corporate tax rate. If a Fund elects to retain its net capital gain, it is expected the Fund will also elect to have shareholders treated as having received a distribution of such gain, with the result that the shareholders will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of tax paid by the Fund on the gain, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.

Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those purchasing just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and will reduce) the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Fund) on December 31, of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Sale or Redemption of Fund Shares

A shareholder will recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, special holding period rules provided in Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. For shareholders who are individuals, capital gains are currently taxed at the same rate as ordinary income, up to a maximum rate of 28 percent and the deduction of capital losses is subject to limitation.

Backup Withholding

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(iii) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Each Fund also reserves the right to close accounts that fail to provide a certified tax identification number, by redeeming such accounts in full at the current net asset value.

Foreign Shareholders

The U.S. federal income taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income for a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate, if applicable) upon the gross amount of the dividend. Such foreign shareholders generally would be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and on capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 20% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investments in the Funds.

                                  OTHER INFORMATION

Organization of the Trust

The Trust is an open-end management investment company organized as a Delaware business trust on July 23, 1996. The Trust has authorized capital of an unlimited number of shares of beneficial interest in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Presently, each Fund represents a separate series of shares. The Trust may establish additional series or classes in the future.

The assets of the Trust received for the sale of shares of a Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of a Fund are accounted for separately on the books of the Trust, and are to be charged with the liabilities with respect to such Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated between the Funds in a manner deemed to be fair and equitable by the Board of Trustees. In the event of dissolution or liquidation of a Fund, the Board of Trustees will distribute the remaining proceeds or assets of the Fund ratably among its shareholders.

Shareholder and Trustee Liability

Shareholders of a business trust such as the Trust may, under certain circumstance, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that every note, bond, contract or other undertaking entered into or executed by the Trust or the trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Fund's assets of any shareholders held personally liable for the obligations of the Fund. The Declaration of Trust also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgement thereon. In addition, under Delaware law, shareholders of the Funds are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the trustees will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects the trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Voting Rights

The shares of the Funds have no preemptive or conversion rights. Voting and dividends rights, the right or redemption, and exchange privileges are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or any Fund may, as set forth in the Declaration of Trust, call meetings of the Trust or a Fund for any purpose related to the Trust or Fund, as the case may be, including in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more trustees. The Trust or any Fund may be terminated upon the sale of its assets to another investment company (as defined in the Investment Company Act of 1940, as amended), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or the Fund. If not so terminated, the Trust or the Fund will continue indefinitely.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the Funds' assets. The custodian is responsible for the safekeeping of a Fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a Fund or in deciding which securities are purchased or sold by a Fund. However, a Fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Independent Public Accountant

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver,
Colorado 80202, serves as the Funds' independent public accountant. Auditor examines financial statements for the Funds and provides other audit, tax, and related services.

                                FINANCIAL STATEMENTS

The Trust's and each Fund's audited financial statements as of

             , 1996, together with the notes thereto and the report of
Deloitte & Touche LLP are attached to this Statement of Additional Information.
                                      APPENDIX


Corporate Bond Ratings by Moody's Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Corporate Bond Ratings by Standard & Poor's Corporation


AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

BB, B, CCC, and CC - Standard & Poor's describes the BB, B, CCC and CC rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial Paper Ratings by Moody's Investors Service, Inc.

Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                       PART C

                                  OTHER INFORMATION

Item 24.     Financial Statements and Exhibits.

      (a)    Financial Statements*

      (b)    Exhibits

             (1)      Declaration of Trust
             (2)      Bylaws
             (3)      Not applicable.
             (4.1)    Declaration of Trust (included in Item
                      24(b)(1))
             (4.2)    Bylaws (included in Item 24(b)(2))
             (5)      Form of Investment Advisory Agreement
             (6)      Form of Principal Underwriting Agreement*
             (7)      Not applicable.
             (8)      Form of Custodian Agreement*
             (9)      Form of Transfer Agency Agreement*
             (10)     Opinion of R.B. Lurie*
             (11)     Consent of Deloitte & Touche LLP*
             (12)     Not applicable.
             (13)     Not applicable.
             (14)     Not applicable.
             (15)     Not applicable.
             (16)     Not applicable.
             (17)     Not applicable.
             (18)     Not applicable.

* To be filed by amendment.

Item 25.     Persons Controlled by or under Common Control with
             Registrant.

      Not applicable.

Item 26.     Number of Holders of Securities.

                                                  Number of Record
Holders
      Title of Class                              as of
______________, 1996
      --------------
-------------------------

      Orchard Money Market Fund                                  0
      Orchard Preferred Stock Fund                               0
      Orchard Index 600 Fund                                     0
      Orchard Index 500 Fund                                     0
      Orchard Index Pacific Fund                                 0
      Orchard Index European Fund                                0

Item 27.     Indemnification.

      Article X of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer of the Trust. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any claim, action suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Item 28.     Business and Other Connections of Investment Adviser.

      Registrant's investment adviser, GW Capital Management, Inc. ("Capital Management"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West"). Great-West provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and the Maxim Series Fund, Inc., which are registered investment companies. The directors and officers of Capital Management have held, during the past two fiscal years, the following positions of a substantial nature.

Name                      Position(s)
----                      -----------

John T. Hughes            Director and Chairman of the Board,
                          Capital
                          Management; Senior Vice President and
                          Chief
                          Investment Officer (U.S. Operations),
                          Great-
                          West; Senior Vice President, Chief
                          Investment
                          Officer, GWL&A; Chairman of the Board,
                          GWL
                          Properties Inc.

Wayne Hoffmann            Director, Capital Management; Vice
                          President,
                          Investments, Great-West and GWL&A.

Mark S. Hollen            Director, Capital Management; Vice
                          President,
                          Investment Administration and Financial
                          Control, Great-West and GWL&A.

Mark S. Corbett           President, Capital Management; Vice
                          President,
                          Investments, Great-West and GWL&A.

Ernie Friesen             Vice President, Capital Management;
                          Assistant
                          Vice President, Investments, Great-West
                          and
                          GWL&A.

David G. McLeod           Treasurer, Capital Management; Assistant
                          Vice
                          President, Investment Administration,
                          Great-
                          West and GWL&A.

Beverly A. Byrne          Secretary, Capital Management; Associate
                          Counsel, Great-West; Associate Counsel
                          and
                          Assistant Secretary, GWL&A; Secretary,
                          Financial Administrative Services
                          Corporation
                          and Confed Admin Services, Inc.;
                          Assistant
                          Secretary, Benefits Communication
                          Corporation,
                          BenefitsCorp Equities, Inc., One
                          Corporation,
                          Great-West Benefit Services, Inc.,
                          Great-West
                          Variable Annuity Account A, and Maxim
                          Series
                          Fund, Inc.

Item 29.     Principal Underwriter.

      (a)    Not applicable.

      (b) The principal business address of the directors and officers of BenefitsCorp Equities, Inc. named below is 8515 East Orchard Road, Englewood, Colorado 80111.



Name
-------------------
Positions and Offices
with Underwriter
---------------------
Positions and Officers
with Registrant
----------------------
Robert D. Bond
Director
None

Robert K. Shaw
Director
None

John A. Brown
Director
None

Charles P. Nelson
Director and President
None

Dennis Low
Director
Trustee

Gregory E. Seller
Director and Vice President, Major Accounts
None

Joan W. McCallen
Director
None

Jack Baker
Vice President, Licensing and Contracts
None

Glen R. Derback
Treasurer
Treasurer

Shelley A. Brandon
Compliance Officer
None

Ruth B. Lurie
Secretary
None

Beverly A. Byrne
Assistant Secretary
Secretary

      (c)    Not applicable.

Item 30.     Location of Accounts and Records.

      All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Orchard Series Fund, 8515 East Orchard Road, Englewood, Colorado 80111; GW Capital Management, Inc., 8515 East Orchard Road, Englewood, Colorado 80111; or
           .

Item 31.     Management Services.

      Not applicable.

Item 32.     Undertakings.

      (a)    Not applicable.

      (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act
Registration Statement.

      (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      (d) Registrant undertakes to comply with Section 16(c) of the
Investment Company Act of 1940 as it relates to the assistance to be rendered to shareholders with respect to the calling of a meeting to replace a director.

                                     SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Englewood in the State of Colorado on the 18th day of November, 1996.


                                       ORCHARD SERIES FUND



                                       /s/ J.D. Motz

                                       J.D. Motz
                                       President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                    Title
    Date



/s/ J.D. Motz                                President
     11/18/96
J.D. Motz



/s/ J.D. Motz                                   Trustee
     11/18/96
J.D. Motz



/s/ G.R. Derback                             Treasurer
        11/18/96
G.R. Derback



   /s/ R.P. Koeppe*                             Trustee
     11/18/96
R.P. Koeppe



   /s/ R. Jennings*                             Trustee
       11/18/96
R. Jennings



Signature                                    Title
    Date



/s/ D. Low                                   Trustee
        1/18/96
D. Low



   /s/ S. Zisman*                               Trustee

     11/18/96
S. Zisman




   *By: /s/ R.B. Lurie
      R.B. Lurie
      Attorney-in-fact pursuant to Powers of Attorney filed under
      Pre-Effective Amendment No. 1 to this Registration
Statement.

                                    EXHIBIT INDEX


Exhibit               Description

24                    Powers of Attorney+
27                    Financial Data Schedule*
99.24(b)(1)           Declaration of Trust**
99.24(b)(2)           Bylaws**
99.24(b)(5)           Form of Investment Advisory Agreement**
99.24(b)(6)           Form of Principal Underwriting Agreement*
99.24(b)(8)           Form of Custodian Agreement*
99.24(b)(9)           Form of Transfer Agency Agreement*
99.24(b)(10)          Opinion of R.B. Lurie*
99.24(b)(11)          Consent of Deloitte & Touche LLP*


+  Filed with this Pre-Effective Amendment No. 1.

*  To be filed by amendment.
** Filed with the Registration Statement on July 30, 1996.